Fair value measurements - Carrying amounts and fair values of financial instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Assets
Derivative assets	$ 32,340	$ 12,247
Liabilities
Derivative liabilities	13,846	72,727
Carrying value
Assets
Cash and cash equivalents	1,686,367	1,379,180
Restricted cash	113,052	100,564
Loans receivable	530,357	513,689
Notes receivable	91,017	86,846
Derivative assets	32,340	49,218
Investments, at fair value	8,841	12,247
Assets, carrying value	2,461,974	2,141,744
Liabilities
Debt	43,011,064	43,806,304
Derivative liabilities	13,846	72,727
Liabilities, carrying value	43,024,910	43,879,031
Fair value
Assets
Cash and cash equivalents	1,686,367	1,379,180
Restricted cash	113,052	100,564
Loans receivable	559,447	544,440
Notes receivable	83,753	79,637
Derivative assets	32,340	12,247
Investments, at fair value	8,841	49,218
Assets, carrying value	2,483,800	2,165,286
Liabilities
Debt	41,893,130	43,045,384
Derivative liabilities	13,846	72,727
Liabilities, carrying value	41,906,976	43,118,111
Fair value | Level 1
Assets
Cash and cash equivalents	1,686,367	1,379,180
Restricted cash	113,052	100,564
Loans receivable	0	0
Notes receivable	0	0
Derivative assets	0	0
Investments, at fair value	8,841	12,996
Assets, carrying value	1,808,260	1,492,740
Liabilities
Debt	0	0
Derivative liabilities	0	0
Liabilities, carrying value	0	0
Fair value | Level 2
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Loans receivable	0	0
Notes receivable	0	0
Derivative assets	32,340	12,247
Investments, at fair value	0	0
Assets, carrying value	32,340	12,247
Liabilities
Debt	41,893,130	43,045,384
Derivative liabilities	13,846	72,727
Liabilities, carrying value	41,906,976	43,118,111
Fair value | Level 3
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Loans receivable	559,447	544,440
Notes receivable	83,753	79,637
Derivative assets	0	0
Investments, at fair value	0	36,222
Assets, carrying value	643,200	660,299
Liabilities
Debt	0	0
Derivative liabilities	0	0
Liabilities, carrying value	$ 0	$ 0